Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	As of
	December 31,	December 31,
(in thousands of U.S. dollars)	2017	2016
Lampung facility:
Export credit tranche	$123,982	$138,868
FSRU tranche	31,164	35,340
Gallant facility:
Commercial tranche	120,743	130,222
Export credit tranche	33,000	36,667
Grace facility:
Commercial tranche	146,063	—
Export credit tranche	30,750	—
Outstanding principal	485,702	341,097
Lampung facility unamortized debt issuance cost	(7,494)	(9,357)
Gallant facility unamortized fair value of debt assumed	552	908
Grace facility unamortized fair value of debt assumed	1,543	—
Total debt	480,303	332,648
Less: Current portion of long-term debt	(45,458)	(32,208)
Long-term debt	$434,845	$300,440

Schedule of Maturities of Long-term Debt [Table Text Block]
The outstanding principal on long-term debt as of December 31, 2017 is repayable as follows:

(in thousands of U.S. dollars)	Total
2018	$45,458
2019	172,909
2020	169,375
2021	33,522
2022	14,886
2023 and thereafter	49,552
Total	$485,702